Deer Park Total Return Credit Fund
FUND SUMMARY
Investment Objective:
The Deer Park Total Return Credit Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 57 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Deer Park Total Return Credit Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Deer Park Total Return Credit Fund		Class A	Class C	Class I
Management Fees		1.84%	1.84%	1.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%
Acquired Funds Fee and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.34%	3.09%	2.09%
Fee Waiver and/or Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		2.25%	3.00%	2.00%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the "Adviser"), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, for at least one year from the effective date of this prospectus so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.24%, 2.99% and 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustee, on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Deer Park Total Return Credit Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	790	1,255	1,746	3,091
Class C	303	945	1,613	3,396
Class I	203	646	1,115	2,414

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in asset-backed debt securities (“ABS”) which are predominantly backed by mortgages on real estate. Such mortgage-backed securities (“MBS”) include residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade, or not rated. The Fund may also invest in other types of asset-backed or debt securities. These investments may include securities rated as “Senior Alt-A” or “subprime”, which may present higher risk of default than securities rated as “prime”, but which the sub-adviser believes are undervalued. Debt Securities rated below investment grade are also known as “junk bonds”. By using proprietary fundamental analysis and modeling key variables, the portfolio managers seek investments that they expect will provide steady and substantial cash flows. The sub-adviser believes that the short duration, high cash flow nature of the bonds makes them less susceptible to volatility, and expects them to generate returns that are uncorrelated with equities or high yield bonds.

The Fund will typically invest in both fixed and floating rate securities, although the ratio between the two will vary from time-to-time, depending upon market conditions and available investment opportunities. Investments will include short duration RMBS that the Fund’s subadviser believes can be purchased at a discount and have strong cash flows. The Fund invests without restriction as to issuer capitalization, country, credit quality and the maturity of fixed income securities. The Fund may employ risk-reducing hedging techniques using short selling, futures contracts, options, repurchase agreements, or credit-default swaps and total return swaps. The Fund may also enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells portfolio securities to a counterparty and agrees to repurchase the securities at an agreed-upon price and date. Cash received by the Fund from the counterparty will be used for investment purposes and may also be used for liquidity purposes.

The Adviser has delegated management of the Fund’s portfolio to a sub-adviser. However, the Adviser sets the Fund’s investment objective, has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund’s investment guidelines and restrictions. The Adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to the sub-adviser.

Sub-Adviser’s Investment Process

Deer Park Road Management Company, L.P. (“Deer Park” or the “Sub-Adviser”) utilizes a credit analysis-based strategy which combines fundamental research with a proprietary valuation process. Deer Park seeks to identify and capitalize upon attractive investment opportunities in the MBS and ABS markets.

Although the portfolio is actively traded on an opportunistic basis, Deer Park’s philosophy is to buy securities that it is comfortable holding to term. The Fund seeks to derive portfolio returns through fundamental analysis and security selection.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following principal risks may apply to the Fund’s investments:

• ABS, MBS, RMBS and CMBS Risk: ABS, MBS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by The U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in- solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

• Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities or reference asset) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. Derivatives used for risk-hedging purposes may not perform as expected.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

• Floating Rate Debt Risk: Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

• Hedging Risk: As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: The use of leverage by the Fund, such as borrowing money for liquidity purposes, or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Repurchase Agreement Risk: The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank, therefore the repurchase agreements are subject to counterparty default risk.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares will be similar because they invest in the same portfolio of securities and underlying funds but their performance will vary due to differences in fess, which are not presented in the bar chart, would vary from the returns for Class I shares. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.deerparkfund.com or by calling 1-888-868-9501.

Class I Annual Total Return for Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2016	4.51%
Worst Quarter:	4th Quarter 2018	(1.16)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Average Annual Total Returns - Deer Park Total Return Credit Fund		Label	1 Year	Since Inception	Inception Date
Class I		Return before taxes	2.47%	8.12%	Oct. 16, 2015
Class I | Return after taxes on distributions			0.65%	6.32%
Class I | Return after taxes on distributions and sale of Fund shares			1.46%	5.37%
Class A	[1]	Return before taxes with sales charge	(3.63%)	5.87%	Oct. 16, 2015
Class A | Return Before Taxes Without Sales Charge			2.23%	7.85%
Class C	[2]		1.38%	4.97%	Apr. 06, 2017
Bloomberg Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		0.01%	1.60%
HFRX Fixed Income Credit Index			(2.55%)	0.97%
[1]	Returns for Class A shares include the maximum sales charge of 5.75%.
[2]	Inception date for Class C shares was April 6, 2017.
[3]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.